Financial Instruments - Fair Value Interest Rate Swap Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effect of interest rate swap hedges on results
Net unrealized and realized gains on fair value interest rate swaps	$ (12,482)	$ (39,857)	$ (98,713)
Unrealized gains/(losses)	4,649	16,285	24,915
Fair Value Hedges | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair value change of interest rate swaps	(100)	(500)	(900)
Effect of interest rate swap hedges on results
Unrealized losses on swap asset	(100)	(500)	(900)
Reclassification of fair value of hedged debt to Statement of Income	400	600	600
Realized gains	100	500	1,000
Net unrealized and realized gains on fair value interest rate swaps	400	600	$ 700
Related liability of fair value hedged debt	0	400
Fair Value Hedges | Interest rate swap contracts | Other current assets
Effect of interest rate swap hedges on results
Related asset of fair value hedged debt	0
Fair Value Hedges | Interest rate swap contracts | Other noncurrent assets
Effect of interest rate swap hedges on results
Related asset of fair value hedged debt		100
Fair Value Hedges | RBS | Interest rate swap contracts
Fair Value Interest Rate Swap Hedges
Fair Value		138
LIBOR | Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 12/15/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date	$ 60,528
Fixed Rate (Danaos receives) (as a percent)	5.0125%
Floating Rate (Danaos pays)	0.835%
Fair Value		55
LIBOR | Fair Value Hedges | RBS | Interest rate swap contracts | Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date	$ 62,342
Fixed Rate (Danaos receives) (as a percent)	5.0125%
Floating Rate (Danaos pays)	0.855%
Fair Value		$ 83